DEBT OBLIGATIONS (Details Narrative) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Total Repurchase Agreements
Interest payable	$ 500	$ 55
Agency RMBS Repurchase Agreements | Goldman Sachs
Repurchase agreements	357,800
Agency RMBS Repurchase Agreements | Barclays
Repurchase agreements	266,100
Agency RMBS Repurchase Agreements | Nomura
Repurchase agreements	210,200
Agency RMBS Repurchase Agreements | Citi
Repurchase agreements	138,400
Agency RMBS Repurchase Agreements | Morgan Stanley
Repurchase agreements	65,800
Agency RMBS Repurchase Agreements | Bank of America
Repurchase agreements	23,000
Non-agency RMBS Repurchase Agreements | Barclays
Repurchase agreements	97,900
Non-agency RMBS Repurchase Agreements | Credit Suisse
Repurchase agreements	267,400	150,922
Non-agency RMBS Repurchase Agreements | Royal Bank of Canada
Repurchase agreements	$ 47,700